Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Payment
Compensation Cost
	2011	2010	2009
Performance stock units	$392	$421	$289
Restricted stock	91	85	21
Stock options	6	6	8
Other	-	1	(2)
Total	$489	$513	$316

Weighted-Average Assumptions
	2011	2010	2009
Risk-free interest rate	2.91%	3.06%	3.17%
Dividend yield	5.96%	6.61%	6.82%
Expected volatility factor	14.74%	15.75%	19.65%
Expected option life in years	7.00	7.00	7.00

Summary Of Stock Option Activity
Options	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value[1]
Outstanding at January 1, 2011	130	$34.60	1.69	$150
Granted	2	28.90
Exercised	(9)	26.24
Forfeited or expired	(57)	40.37
Outstanding at December 31, 2011	66	30.62	1.99	148
Exercisable at December 31, 2011	64	$30.68	1.72	$145
[1]	Aggregate intrinsic value includes only those options with intrinsic value (options where the exercise price is below the market price).

Status Of Nonvested Stock Units Activity And Changes During Year
Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2011	29	$25.30
Granted	13	28.17
Vested	(14)	25.30
Forfeited	(1)	25.93
Nonvested at December 31, 2011	27	$26.53